Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties Balances and Transactions [Abstract]
Schedule of Balances with Related Parties	A.Balances with related parties:
	As of December 31,
	2023	2022
	U.S. dollars in thousands
Other payables – Officers and Directors	$1,012	$475
	$1,012	$475

Schedule of Transactions with Related Parties	B.Transactions with related parties:
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Salary fees(1)	$1,932	$1,140	$257
Directors consultancy fees(2)	310	310	29
Share based payment expense (refer to Note 9)	2,503	4,569	1,707
	$4,745	$6,019	$1,993
(1) Number of related parties	5	3	3
(2) Number of directors	5	5	4